M O N A R C H  F U N D S
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Treasury Cash Fund
Government Cash Fund
Cash Fund

                       Supplement Dated January 1, 1999 to
                        Prospectus Dated January 1, 1999



Forum Financial Services, Inc. will continue to serve as the Funds' distributor until January 15, 1999. After that date, Forum Fund Services, LLC, also a registered broker-dealer and member of the National Association of Securities Dealers, Inc., will serve as distributor of the Funds.